LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSET
Lease Liability
Balance at December 31, 2019	$52,818

Cash flows:
Lease payments for year	(37,162)
Non-cash changes:
Accretion expenses for year	4,877
Balance at December 31, 2020	20,533
Cash flows:
Lease payments for year	(22,939)
Non-cash changes:
Accretion expenses for year	2,406
Balance at December 31, 2021	-